Trade Receivables (Tables) - Trade receivables [member]	12 Months Ended
Mar. 31, 2020
Statement [LineItems]
Summary of Financial Assets
Trade receivables as of March 31, 2019 and 2020 consist of the following:

	Yen (millions)
	2019	2020
Trade accounts and notes receivable	¥712,180	¥526,403
Other	93,620	118,808
Allowance for impairment losses	(12,555)	(11,302)

Total	¥793,245	¥633,909

Changes in Allowance for Doubtful Accounts
The changes in the allowance for impairment losses on trade receivables for the years ended March 31, 2018, 2019 and 2020 are as follows:

	Yen (millions)
	2018	2019	2020
Balance at beginning of year	¥14,510	¥14,389	¥12,555

Remeasurement	¥858	¥251	¥589
Write-offs	(706)	(1,590)	(971)
Exchange differences on translating foreign operations	(273)	(495)	(871)

Balance at end of year	¥14,389	¥12,555	¥11,302